CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 573,395	$ 484,219	$ 479,759
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	267,315	234,378	228,986
Stock-based compensation expense	48,718	45,551	44,422
Tax benefits from stock award exercises	38,199	26,706	18,241
Excess tax benefits from stock award exercises	(20,834)	(6,283)	(6,950)
Deferred income taxes	53,438	75,399	50,869
Equity investment income, net	354	(3,298)	(204)
Loss on disposal of assets and other non-cash charges	20,329	9,585	20,945
Goodwill impairment charge	24,000
Debt refinancing and redemption charges		74,382
Changes in operating assets and liabilities, net of effect of acquisitions and divestitures:
Accounts receivable	(88,848)	55,379	(32,313)
Inventories	10,270	(3,892)	15,115
Other receivables and other current assets	53,697	(44,719)	(35,104)
Other long-term assets	2,039	901	7,288
Accounts payable	84,400	4,228	(104,879)
Accrued compensation and benefits	77,074	39,588	(9,138)
Other current liabilities	(51,979)	(111,444)	(43,543)
Income taxes	77,418	(45,737)	44,578
Other long-term liabilities	11,061	4,740	(11,362)
Net cash provided by operating activities	1,180,046	839,683	666,710
Cash flows from investing activities:
Additions of property and equipment, net	(400,156)	(273,602)	(274,605)
Acquisitions	(1,077,442)	(188,502)	(87,617)
Proceeds from asset sales	75,183	22,727	7,697
Purchase of investments available-for-sale	(5,971)	(1,125)	(2,062)
Purchase of investments held-to-maturity	(37,628)	(56,615)	(22,664)
Proceeds from the sale of investments available-for-sale	1,149	900	16,693
Proceeds from maturities of investments held-to-maturity	47,695	59,932	16,380
Purchase of equity investments and other assets	(2,398)	(709)	(2,429)
Distributions received on equity investments	340	361	2,547
Net cash provided by (used in) investing activities	(1,399,228)	(436,633)	(346,060)
Cash flows from financing activities:
Borrowings	36,395,105	24,809,258	18,767,592
Payments on long-term debt	(36,249,584)	(24,134,502)	(18,828,824)
Interest rate cap premiums and other deferred financing costs	(17,861)
Debt refinancing costs including tender and call premiums		(113,810)	(42)
Purchase of treasury stock	(323,348)	(618,496)	(153,495)
Distributions to noncontrolling interests	(100,653)	(83,591)	(67,748)
Stock award exercises and other share issuances, net	11,316	53,760	67,908
Excess tax benefits from stock award exercises	20,834	6,283	6,950
Contributions from noncontrolling interests	21,010	9,510	13,071
Proceeds from sales of additional noncontrolling interests	9,687	3,410	9,375
Purchases from noncontrolling interests	(13,689)	(14,214)	(6,859)
Net cash (used in) provided by financing activities	(247,183)	(82,392)	(192,072)
Net (decrease) increase in cash and cash equivalents	(466,365)	320,658	128,578
Cash and cash equivalents at beginning of the year	860,117	539,459	410,881
Cash and cash equivalents at end of year	$ 393,752	$ 860,117	$ 539,459